Property, plant and equipment (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property Plant And Equipment
Opening balance	$ 577	$ 462
Additions/(Write-offs) on PP&E	(353)	118
Payments made		(1)
Other income and expenses	676	25
Translation adjustments	97	(70)
Closing balance	$ 997	$ 534